Cash at Banks (Details) - Schedule of cash and cash equivalents - Cash And Cash Equivalent [Member] - USD ($) $ in Thousands		Jun. 30, 2022	Dec. 31, 2021
Cash at Banks (Details) - Schedule of cash and cash equivalents [Line Items]
Cash and bank balances	[1]	$ 149,868	$ 205,866
Deposits with original maturities of three months or less		64,045	36,280
Total term deposits		$ 213,913	$ 242,146

[1]	This item includes restricted cash in the amount of USD 5,400 thousand placed in a trust account in favor of the National Association of Insurance Commissioners (NAIC) to secure policyholders’ obligations in relation to US surplus and excess lines business licensed effective 1 April 2020 (31 December 2021: USD 5,400 thousand). In addition, this item includes a restricted call deposit in the amount of USD 5,000 thousand (31 December 2021: USD 5,000 thousand a deposit with original maturity over three months and less than one year) placed in favor of the Group as collateral against reinsurance arrangements. The interest earned on this deposit is recognised as a liability and transferred to the reinsurance company on a semi-annual basis.